Inventories (Details of inventories) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Fuel for power generation	¥ 15,598,354	¥ 5,327,750
Material and supplies	1,395,459	1,473,355
Gross amounts of inventories	16,993,813	6,801,105
Less: provision for inventory obsolescence	169,382	198,646	¥ 198,646	¥ 187,427
Total	¥ 16,824,431	¥ 6,602,459